Business Combinations (Amounts for Assets Acquired and Liabilities Assumed) (Details) (Dimension Data [Member], JPY ¥) In Millions	Mar. 31, 2011	Dec. 31, 2010	Oct. 31, 2010
Dimension Data [Member]
Cash and cash equivalents	¥ 48,623
Notes and accounts receivable, trade	82,566
Current assets (other)	47,905
Property, plant and equipment	30,090
Other intangibles	108,705
Other assets	18,047
Total assets acquired	335,936
Accounts payable, trade	48,321
Current liabilities (other)	107,733
Long-term liabilities	49,868
Total liabilities assumed	205,922
Total net assets acquired	130,014
Noncontrolling interest in Dimension Data	(20,931)
Goodwill	151,488
Acquisition cost	¥ 260,571	¥ 9,421	¥ 260,571